Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment, Net [Line Items]
Depreciation expenses	$ 226,158	$ 172,394	$ 241,842
Purchase price	3,000,000
Disposed office equipment	(863)	$ (1,719,442)
Vehicle [Member]
Property and Equipment, Net [Line Items]
Disposed office equipment	1,433,889
Building [Member]
Property and Equipment, Net [Line Items]
Disposed office equipment	$ 1,402,255